Direct costs of revenue (Tables)	12 Months Ended
Dec. 31, 2025
Direct Costs Of Revenue
Schedule of Direct Cost of Revenue

	2025	2024	2023

Electricity cost in Duff site	2,760,377	2,425,043	364,110
Water fee in Duff site	295,135	571,053	51,779
Hosting fee in Memphis site(1)	1,922,814
Salaries(2)	473,842	339,723	39,579
	5,452,168	3,335,819	455,468

(1)	The company signed an agreement with 4545 S Mendenhall LLC in March 2025. The hosting fee includes electricity cost, profit share and O&M cost.

(2)	The staff costs relate to that of the site manager, technicians and other part-time workers at the mining center in Duff, Tennessee.